Allowance for Loan Losses - Aging Analysis of Past Due Loans (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 3,624,000	$ 5,909,000
Current	2,053,490,000	1,702,594,000
Total Loans	2,057,502,000	1,708,970,000
30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,235,000	3,008,000
60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	897,000	342,000
90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,492,000	2,559,000
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Purchased Credit-Impaired Loans	388,000	467,000
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	192,000	168,000
Current	409,684,000	202,942,000
Total Loans	409,876,000	203,110,000
Commercial and Agriculture [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	117,000	27,000
Commercial and Agriculture [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	25,000	35,000
Commercial and Agriculture [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	50,000	106,000
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	106,000	1,179,000
Current	278,307,000	244,427,000
Total Loans	278,413,000	245,606,000
Commercial Real Estate Owner Occupied [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		453,000
Commercial Real Estate Owner Occupied [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4,000	63,000
Commercial Real Estate Owner Occupied [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	102,000	663,000
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6,000	8,000
Current	705,066,000	592,214,000
Total Loans	705,072,000	592,222,000
Commercial Real Estate Non Owner Occupied [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6,000	8,000
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,240,000	4,372,000
Current	438,960,000	458,193,000
Total Loans	442,588,000	463,032,000
Residential Real Estate [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,059,000	2,399,000
Residential Real Estate [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	867,000	198,000
Residential Real Estate [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,314,000	1,775,000
Residential Real Estate [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Purchased Credit-Impaired Loans	388,000	467,000
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	175,609,000	155,825,000
Total Loans	175,609,000	155,825,000
Farm Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4,000	7,000
Current	33,098,000	34,107,000
Total Loans	33,102,000	34,114,000
Farm Real Estate [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4,000	7,000
Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	76,000	175,000
Current	12,766,000	14,886,000
Total Loans	12,842,000	15,061,000
Consumer and Other [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	59,000	129,000
Consumer and Other [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,000	$ 46,000
Consumer and Other [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 16,000